Pension and severance plans (Details 18) ¥ in Millions	Mar. 31, 2015 JPY (¥)
Japanese plans
Pension and severance plans
2016	¥ 921
2017	832
2018	863
2019	1,105
2020	1,030
Years 2021-2025	5,770
Foreign plans
Pension and severance plans
2016	2,534
2017	1,211
2018	1,180
2019	1,254
2020	1,202
Years 2021-2025	¥ 6,097